UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/06

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   November 3, 2006
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  24

Form 13F Information Table Value Total:	 $290,744
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	005208103	 6,520	  501,522   SH	       Sole		501,522	   0	0
BJ SERVICES CO			COM	055482103	 9,301	  308,694   SH	       Sole		308,694	   0	0
CANO PETE INC			COM	137801106	 2,977	  736,831   SH	       Sole		736,831	   0	0
CARRIZO OIL & GAS INC		COM	144577103	 4,858	  188,382   SH	       Sole		188,382	   0	0
CECO ENVIRONMENTAL CORP		COM	125141101	 3,268	  353,271   SH	       Sole		353,271	   0	0
CHESAPEAKE ENERGY CORP		COM	165167107	21,494	  741,670   SH	       Sole		741,670	   0	0
ENVIRONMENTAL POWER CORP	COM NEW	29406L201	 3,291	  733,047   SH	       Sole		733,047	   0	0
EXPLORATION CO			COM NEW	302133202	 6,458	  674,779   SH         Sole		674,779	   0	0
GASTAR EXPLORATION LTD		COM	367299104	 1,640	  759,200   SH	       Sole		759,200	   0	0
KFX INC				COM	48245L107	13,419	1,276,813   SH	       Sole	      1,276,813    0	0
KODIAC OIL & GAS CORP		COM	50015Q100	 4,886	1,400,000   SH	       Sole	      1,400,000    0	0
MCDERMOTT INTERNATIONAL INC	COM	580037109	41,891	1,002,170   SH	       Sole    	      1,002,170    0	0
NATIONAL-OILWELL INC		COM	637071101	 6,860	  117,170   SH	       Sole		117,170	   0	0
NOBLE DRILLING CORP		SHS	G65422100	15,750	  245,398   SH	       Sole		245,398	   0	0
QUESTAR CORP			COM	748356102	25,744	  314,836   SH	       Sole		314,836	   0	0
QUICKSILVER RESOURCES INC	COM	74837R104	 7,573	  237,391   SH	       Sole		237,391	   0	0
RANGE RES CORP			COM	75281A109	 8,194	  324,645   SH	       Sole		324,645	   0	0
SOUTHWESTERN ENERGY CO		COM	845467109	14,603	  488,900   SH	       Sole		488,900	   0	0
SUPERIOR ENERGY SVCS INC	COM	868157108	 5,340	  203,354   SH	       Sole		203,354	   0	0
TRANSOCEAN SEDCO FOREX INC	ORD	G90078109	11,415	  155,884   SH	       Sole		155,884	   0	0
ULTRA PETROLEUM CORP		COM	903914109	44,495    924,854   SH	       Sole		924,854	   0	0
U S ENERGY CORP WYO		COM	911805109	 1,318	  327,000   SH	       Sole		327,000	   0	0
WEATHERFORD INTERNATIONAL INC	COM	G95089101	25,148	  602,773   SH	       Sole		602,773	   0	0
WESTSIDE ENERGY CORPORATION	COM	96149R100	 4,301	1,748,480   SH	       Sole	      1,748,480    0	0